Share Based Compensation (RSU Remaining Expense) (Details) (Restricted shares [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Restricted shares [Member]
Restricted Shares Unrecognized Expense [Line Items]
RSU, Year One	$ 915
RSU, Year Two	551
RSU, Year Three	65
RSU, Year Four	0
Total Unrecognized Expense	$ 1,531